Summary of Significant Accounting Policies - Affiliates And Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Percentage of Navios Holdings ownership
Inflows from dividends received	$ 10,126	$ 5,202	$ 3,901
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	2,041	24,704	6,399
Retention account
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	1,451	10,914
Credit facilities additional security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	0	13,200
Amounts held as security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	590	590
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%
Navios Asia
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	51.00%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	21.60%
General Partner Interest	2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Inflows from dividends received	10,126	5,202	3,901
Ownership percentage of Navios Holdings	50.50%
Acropolis
Percentage of Navios Holdings ownership
Inflows from dividends received	$ 433	$ 140	$ 602
Ownership percentage of Navios Holdings	50.00%
Navios Europe
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	47.50%